Accounts Receivable, net (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Balance at beginning of year	$ 226,936	$ 144,397
Allowance for doubtful accounts	367,989	78,069
Translation adjustment	9,292	4,471
Balance at end of year	$ 604,217	$ 226,936